Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	20,000,000
Ordinary shares, shares issued	6,304,677	2,576,415
Ordinary shares, shares outstanding	6,304,677	2,576,415
Preferred shares, par value per share	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares outstanding
Preferred shares, shares issued